Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ (186)	£ 666		£ 216
Recoveries of loans and advances, net of collection costs	(17)	(24)		(40)
Off-balance sheet exposures (See Note 29)	(30)	(3)		22
Impairment loss on financial assets	(233)	639	[1]	198	[1]
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	388	257		422
Provisions for residual value and voluntary termination	(9)	6		6
Provisions for other liabilities and charges	379	263	[1]	428	[1]
Total operating credit impairment loss/(release), provisions and charges	£ 146	£ 902	[1]	£ 626	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.